GODFREY & KAHN, S.C.

ATTORNEYS AT LAW

780 North Water Street

Milwaukee, WI  53202

Ph: (414) 273-3500 / Fax: (414) 273-5198

September 2, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, NE

Washington, D.C. 20549

RE:

Trust For Professional Managers
Registration No.:  811-10401

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of Trust for Professional Managers (the “Trust”), please find the Trust’s Registration Statement on Form N-14 relating to the reorganization of the Nakoma Absolute Return Fund, a series of Nakoma Mutual Funds, into the Schooner Global Absolute Return Fund, a series of the Trust.

If you have any questions concerning this filing, please do not hesitate to contact me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Christopher M. Cahlamer

Christopher M. Cahlamer

cc:

Angela L. Pingel

Carol A. Gehl

OFFICES IN MILWAUKEE, MADISON, WAUKESHA, GREEN BAY AND APPLETON, WI, WASHINGTON DC, AND SHANGHAI PRC

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